SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Summary of Property, Plant and Equipment
The estimated useful lives for other assets for the current and comparative periods are as follows:

-	Office equipment	60 months
-	Leasehold improvements and finance leases	Lease term/Useful life
-	Computers	36 months
-	Motor vehicles	60 months

Cost or deemed cost	Oil and natural gas assets	Other equipment	Total
Balance, December 31, 2016	$6,838.8	$90.8	$6,929.6
Additions to PP&E	120.7	0.8	121.5
Property acquisitions	0.1	—	0.1
Change in asset retirement obligations	9.3	—	9.3
Divestitures	(3,151.2)	(3.7)	(3,154.9)
Balance, December 31, 2017	$3,817.7	$87.9	$3,905.6
Additions to PP&E	66.7	0.9	67.6
Property acquisitions	0.2	—	0.2
Transfer from E&E	58.6	—	58.6
Change in asset retirement obligations	21.9	—	21.9
Balance, December 31, 2018	$3,965.1	$88.8	$4,053.9

Accumulated depletion, amortization and impairment losses	Oil and natural gas assets	Other equipment	Total
Balance, December 31, 2016	$3,882.7	$80.4	$3,963.1
Depletion and amortization for the period	204.4	3.2	207.6
Impairment	504.4	—	504.4
Divestitures	(1,871.2)	(2.5)	(1,873.7)
Balance, December 31, 2017	$2,720.3	$81.1	$2,801.4
Depletion and amortization for the period	160.4	1.9	162.3
Balance, December 31, 2018	$2,880.7	$83.0	$2,963.7

Net book value	Oil and natural gas assets	Other equipment	Total
As at December 31, 2017
Assets held for sale	$—	$—	$—
Long term	1,097.4	6.8	1,104.2
	$1,097.4	$6.8	$1,104.2
As at December 31, 2018
Assets held for sale	$16.0	$—	$16.0
Long term	1,068.4	5.8	1,074.2
	$1,084.4	$5.8	$1,090.2

Cost or deemed cost
Balance, December 31, 2016	$496.3
Divestitures	(134.3)
Impairment	(130.0)
Balance, December 31, 2017	$232.0
Additions	0.2
Transfer to PP&E	(58.6)
Impairment	(91.0)
Balance, December 31, 2018	$82.6